CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Fair value of held-to-maturity securities (in dollars)	$ 6,173	$ 7,257	$ 10,026
Allowance for loans (in dollars)	$ 842	$ 764	$ 1,535
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064	8,596,064
Treasury stock, shares	816,375	811,375	745,530